ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Representations and Warranties Reserve (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance, beginning of period	$ 53,296	$ 42,481	$ 46,322	$ 32,999	$ 32,999	$ 31,200	$ 20,238
Reserve charged to operations	10,858	5,999	25,574	12,772	19,153	10,327	11,811
Losses realized	(1,033)	(4,118)	(8,775)	(1,409)	(5,830)	(8,528)	(849)
Balance, end of period	$ 63,121	$ 44,362	$ 63,121	$ 44,362	$ 46,322	$ 32,999	$ 31,200